UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          601 Lexington Avenue, 51st Floor
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Morgan
Title:            Controller
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Justin Morgan             New York, NY             November 15, 2010
---------------------------          -------------            -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------

Form 13F Information Table Entry Total:                      30
                                                  ---------------------

Form 13F Information Table Value Total:                   $876,778
                                                  ---------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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                                                  JAT CAPITAL MANAGEMENT L.P.
                                               Quarter Ended September 30, 2010
                                                  FORM 13F INFORMATION TABLE

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                                                         VALUE      SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
                                                        --------    -------  ---  ----  ---------   --------    -------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ARM HLDGS PLC                SPONSORED ADR  042068106   52,692   2,808,749   SH           SOLE                2,808,749
BAIDU INC                    SPON ADR REP A 056752108   89,256     869,772   SH           SOLE                  869,772
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109   36,900   1,408,933   SH           SOLE                1,408,933
CITRIX SYS INC               COM            177376100   22,121     324,159   SH           SOLE                  324,159
CLEARWIRE CORP NEW           CL A           18538Q105    2,187     270,336   SH           SOLE                  270,336
COINSTAR INC                 COM            19259P300      322       7,500   SH           SOLE                    7,500
COMMSCOPE INC                COM            203372107   29,187   1,229,424   SH           SOLE                1,229,424
CON-WAY INC                  COM            205944101   26,815     865,274   SH           SOLE                  865,274
EQUINIX INC                  COM NEW        29444U502   44,830     438,003   SH           SOLE                  438,003
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109   17,650     727,772   SH           SOLE                  727,772
GANNETT INC                  COM            364730101   11,869     970,490   SH           SOLE                  970,490
GREEN MTN COFFEE ROASTERS IN COM            393122106   90,140   2,890,042   SH           SOLE                2,890,042
HOME INNS & HOTELS MGMT INC  SPON ADR       43713W107   36,702     741,302   SH           SOLE                  741,302
ITT EDUCATIONAL SERVICES INC COM            45068B109    2,712      38,591   SH           SOLE                   38,591
LAS VEGAS SANDS CORP         COM            517834107   17,689     507,580   SH           SOLE                  507,580
LEAP WIRELESS INTL INC       COM NEW        521863308   22,232   1,800,167   SH           SOLE                1,800,167
LEAR CORP                    COM NEW        521865204   27,602     349,705   SH           SOLE                  349,705
LIVE NATION ENTERTAINMENT IN COM            538034109   26,899   2,722,544   SH           SOLE                2,722,544
LULULEMON ATHLETICA INC      COM            550021109   13,227     295,771   SH           SOLE                  295,771
MAKEMYTRIP LIMITED MAURITIUS SHS            V5633W109    8,678     223,778   SH           SOLE                  223,778
NETFLIX INC                  COM            64110L106   26,603     164,053   SH           SOLE                  164,053
NII HLDGS INC                CL B NEW       62913F201   74,473   1,812,002   SH           SOLE                1,812,002
OPENTABLE INC                COM            68372A104   42,793     628,564   SH           SOLE                  628,564
PRICELINE COM INC            COM NEW        741503403   35,730     102,571   SH           SOLE                  102,571
QUALCOMM INC                 COM            747525103   36,223     802,592   SH           SOLE                  802,592
SANDISK CORP                 COM            80004C101   25,920     707,240   SH           SOLE                  707,240
SIRIUS XM RADIO INC          COM            82967N108    8,782   7,318,454   SH           SOLE                7,318,454
STEC INC                     COM            784774101   25,351   2,036,239   SH           SOLE                2,036,239
STRAYER ED INC               COM            863236105    3,598      20,617   SH           SOLE                   20,617
VMWARE INC                   CL A COM       928563402   17,595     207,147   SH           SOLE                  207,147
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